Summary of key assumptions used in calculations of value in use for CGUs (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Growth rate used to extrapolate cash flow projections	500.00%	450.00%
Bottom of range [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Discount rate applied to cash flow projections	17.41%
Top of range [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Discount rate applied to cash flow projections	19.40%
Bottom of range [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Discount rate applied to cash flow projections		20.14%
Earnings Before Interest, Taxes, Depreciation, And Amortization Margin	(21.90%)	(66.30%)
Top of range [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Discount rate applied to cash flow projections		20.29%
Earnings Before Interest, Taxes, Depreciation, And Amortization Margin	27.50%	35.00%